S000036205 [Member] Investment Objectives and Goals - S000036205 [Member]	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Multi-Manager Total Return Bond Strategies Fund (the Fund) seeks total return, consisting of capital appreciation and current income.